MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.3

Client Name:
Client Project Name:	MSRM 2023-1
Start - End Dates:	4/30/2021
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	0
Loans with Conditions:	0
0 - Total Active Conditions

0 - Total Satisfied Conditions

0 - Total Waived Conditions

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Client Name:
Client Project Name:	MSRM 2023-1
Start - End Dates:	4/30/2021
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	0
Loans with Conditions:	0
Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
5073670	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 762, min 740

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been with same employer for 11 years.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  Co-borrower has been with same employer for 6 years.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 29.28% is 13.72% below maximum DTI of 43%.

Client Name:
Client Project Name:	MSRM 2023-1
Start - End Dates:	4/30/2021
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	0
Loans with Conditions:	0
Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
5073670	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable